Segmented information - Results by business segment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 1,165,787	$ 964,680
Cost of sales	789,056	678,528
Depreciation expense	166,683	131,319
Segment gross profits	210,048	154,833
Purchase of property, plant and equipment	280,144	202,809
Operating Segments
Segment Reporting Information [Line Items]
Revenue	1,165,659	939,908
Segment gross profits	210,048	154,833
Eliminations
Segment Reporting Information [Line Items]
Revenue	(27,614)	(8,271)
Cost of sales	(26,602)	(7,147)
Depreciation expense	(1,497)	1,419
Segment gross profits	485	(2,543)
Purchase of property, plant and equipment	0	0
Corporate And Eliminations
Segment Reporting Information [Line Items]
Revenue	128	24,772
Heavy Equipment - Australia | Operating Segments
Segment Reporting Information [Line Items]
Revenue	590,901	153,877
Cost of sales	396,684	104,761
Depreciation expense	62,930	13,240
Segment gross profits	131,287	40,607
Purchase of property, plant and equipment	170,282	56,367
Heavy Equipment - Australia | Eliminations
Segment Reporting Information [Line Items]
Revenue	0	4,731
Heavy Equipment - Canada | Operating Segments
Segment Reporting Information [Line Items]
Revenue	555,301	760,590
Cost of sales	381,668	545,477
Depreciation expense	105,250	116,660
Segment gross profits	68,383	104,783
Purchase of property, plant and equipment	109,862	146,442
Heavy Equipment - Canada | Eliminations
Segment Reporting Information [Line Items]
Revenue	0	6,330
Other | Operating Segments
Segment Reporting Information [Line Items]
Revenue	19,457	25,441
Cost of sales	37,306	35,437
Depreciation expense	0	0
Segment gross profits	9,893	11,986
Purchase of property, plant and equipment	0	0
Other | Eliminations
Segment Reporting Information [Line Items]
Revenue	$ 27,742	$ 21,982